Annual Total Returns - Templeton Developing Markets VIP Fund [BarChart] - FTVIP Class 1-61 - Templeton Developing Markets VIP Fund - Class 1	Nov. 09, 2020
Bar Chart Table:
Annual Return 2010	17.83%
Annual Return 2011	(15.67%)
Annual Return 2012	13.40%
Annual Return 2013	(0.73%)
Annual Return 2014	(8.09%)
Annual Return 2015	(19.42%)
Annual Return 2016	17.79%
Annual Return 2017	40.65%
Annual Return 2018	(15.44%)
Annual Return 2019	26.92%